Consolidated Statement of Cash Flows - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net result	€ (13,189,000)	€ (12,191,000)	€ (33,386,000)	€ (38,167,000)
Adjustments for:
Depreciation	651,000	506,000	1,703,000	1,543,000
Share-based compensation	1,676,000	1,226,000	6,348,000	4,614,000
Other income			(8,423,000)
Financial income and expenses	1,863,000	(1,375,000)	2,024,000	(1,339,000)
Results related to associates	84,000	119,000	270,000	(579,000)
Results related to financial liabilities measured at fair value through profit or loss	305,000		305,000
Net foreign exchange gain / (loss)	(255,000)	148,000	(134,000)	122,000
Changes in working capital	(246,000)	2,718,000	(3,354,000)	1,744,000
Cash used in operations	(9,111,000)	(8,849,000)	(34,647,000)	(32,062,000)
Corporate income tax paid	(157,000)		(168,000)	(64,000)
Interest received	27,000	90,000	118,000	176,000
Interest paid	(569,000)	(13,000)	(607,000)	(64,000)
Net cash used in operating activities	(9,810,000)	(8,772,000)	(35,304,000)	(32,014,000)
Cash flow from investing activities
Purchases of property, plant and equipment	(264,000)	(32,000)	(806,000)	(341,000)
Net cash used in investing activities	(264,000)	(32,000)	(806,000)	(341,000)
Cash flow from financing activities
Proceeds from exercise of share options	12,000	2,000	724,000	166,000
Proceeds from borrowings			579,000
Proceeds from convertible loans	13,477,000		13,542,000	690,000
Repayment of lease liability	(235,000)	(290,000)	(542,000)	(861,000)
Net cash generated by/(used in) financing activities	13,254,000	(288,000)	14,303,000	(5,000)
Net increase/(decrease) in cash and cash equivalents	3,180,000	(9,092,000)	(21,807,000)	(32,360,000)
Currency effect cash and cash equivalents	(1,474,000)	1,420,000	(1,296,000)	1,572,000
Cash and cash equivalents, at beginning of the period	87,141,000	82,464,000	111,950,000	105,580,000
Cash and cash equivalents at the end of the period	€ 88,847,000	€ 74,792,000	€ 88,847,000	€ 74,792,000